Related Party Transactions (Predecessor)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Related Party Transactions (Predecessor)
Related Party Transactions (Predecessor)

Note 4.    Related Party Transactions (Predecessor)

2019 Debt Financings

During the three months ended March 31, 2023 (Predecessor), the Predecessor recognized $0.6 million of expense related to the increase in the fair value of the 2019 Convertible Notes. As of December 31, 2022 (Predecessor), the principal amount outstanding under the 2019 Convertible Notes was $6.0 million, with an estimated fair value of $16.2 million. The 2019 Convertible Notes were converted into shares of the Successor’s common stock at the Closing and were recorded “on the line” as part of the shares issued as consideration in the Merger (see Note 3 Forward Merger).

SCH Convertible Note

During the three months ended March 31, 2023 (Predecessor), the Predecessor recognized $1.5 million of expense related to the increase in the fair value of the SCH Convertible Note. As of December 31, 2022, the principal amount outstanding under the SCH Convertible Note was $17.5 million, with an estimated fair value of $25.1 million. The SCH Convertible Note was converted into shares of the Successor’s common stock at the Closing and was recorded “on the line” as part of the shares issued as consideration in the Merger (see Note 3 Forward Merger).

A1 Convertible Notes

During the three months ended March 31, 2023 (Predecessor), the Predecessor recognized $0.5 million, $0.7 million and $1.9 million of expense related to the increase in the fair value of the 2021 A1 Convertible Notes, 2022 A1 Convertible Notes and March 2023 A1 Convertible Notes, respectively. As of December 31, 2022, the principal amount outstanding under the 2021 A1 Convertible Notes and 2022 A1 Convertible Notes were $10 million and $14.5 million, respectively, with an estimated fair value of $8.7 million and $12.2 million, respectively. The 2021 A1 Convertible Notes and 2022 A1 Convertible Notes were converted into shares of the Successor’s common stock at the Closing. The March 2023 A1 Convertible Notes were converted into shares of the Successor’s common stock at the Closing and was recorded “on the line” as part of the shares issued as consideration in the Merger (see Note 3 Forward Merger).

Note 6.    Related Party Transactions (Predecessor)

2019 Debt Financings

In June 2019, the Predecessor entered into a senior unsecured note purchase agreement (the “Original 2019 Note Purchase Agreement”), with Dental Innovations, pursuant to which the Predecessor issued Dental Innovations a promissory note (the “Original 2019 Note”) with a principal amount of $5.0 million. Pursuant to the terms of the Original 2019 Note, the Predecessor was required to repay a total of $8.75 million, representing all principal and interest owed, upon the earliest to occur of (i) June 19, 2022, Dental Innovations’ demand for repayment following the Predecessor’s completion of an initial public offering and (iii) the Predecessor’s election to repay the Original 2019 Note in full.

Under the Original 2019 Note Purchase Agreement, Dental Innovations committed to purchase from the Predecessor an additional promissory note with a principal amount of $5.0 million, subject to the Predecessor issuing and selling an additional promissory note with a principal amount of $5.0 million to a lender not affiliated with Dental Innovations. Any such additional promissory notes were to have the same payment terms as the Original 2019 Notes.

In December 2019, the Predecessor entered into an amendment to the Original 2019 Note Purchase Agreement that provided for the exchange of the Original 2019 Note for a convertible promissory note with a principal amount of $5.0 million. In addition, Dental Innovations was no longer committed to purchase from the Predecessor an additional promissory note with a principal amount of $5.0 million subject to the Predecessor issuing and selling an additional promissory note with a principal amount of $5.0 million to a lender not affiliated with Dental Innovations. In December 2019, the Predecessor issued and sold five additional convertible promissory notes, each with a principal amount of $1.0 million, including one to SCH and one to a member of the Predecessor’s board of directors (all such convertible promissory notes, the “2019 Convertible Notes”).

The Predecessor’s payment and performance under the 2019 Convertible Notes were guaranteed by ABP Sub Inc., the Predecessor’s wholly owned subsidiary prior to the Merger. Pursuant to the terms of the 2019 Convertible Notes, the Predecessor was required to repay 175% of the principal amount to the holders on the third anniversary of the issuance of the 2019 Convertible Notes. In the event of an underwritten public offering of the Predecessor’s common stock, the 2019 Convertible Notes would have automatically converted into a number of shares of the Predecessor’s common stock equal to 175% of the principal amount of the 2019 Convertible Notes, divided by the per share price at which shares were offered to the public in such offering.

Due to certain embedded features within the 2019 Convertible Notes, the Predecessor elected to account for the 2019 Convertible Notes and all their embedded features at fair value at inception. Subsequent changes in fair value were recorded as a component of other (loss) income in the Predecessor’s consolidated statements of operations and comprehensive loss or as a component of other comprehensive income (loss) for changes to instrument-specific credit risk. As a result of electing the fair value option, direct costs and fees related to the 2019 Convertible Notes were expensed as incurred.

In January 2020, in connection with the distribution of the units of A1 to the Predecessor’s stockholders, each of the holders of the Predecessor’s 2019 Convertible Notes were granted contingent warrants by A1 to purchase shares of Evolus, Inc. (“Evolus”) from A1. The contingent warrants were exercisable at the option of the holders only prior to the Predecessor’s first underwritten public offering of common stock under the Securities Act of 1933, as amended (the “Securities Act”), or upon an event of default under the 2019 Convertible Notes. The 2019 Convertible Notes were concurrently amended to provide the noteholders the option, prior to the notes’ conversion, to cancel a portion of the indebtedness represented by such noteholder’s 2019 Convertible Note and receive a number of shares of Evolus from A1 having a market value equal to the value of such cancelled indebtedness, in lieu of automatic conversion of all of the noteholder’s 2019 Convertible Note into shares of the Predecessor’s common stock. The amount of cancelled indebtedness that could be so applied in exercise of the contingent warrant was capped as the ratio that the value of Evolus shares held by A1 bore to the combined value of (i) the Evolus shares held by A1 and (ii) the Predecessor immediately prior to consummation of the Predecessor’s first underwritten public offering of common stock under the Securities Act.

In September 2020, in connection with the distribution of the units of Alphaeon Credit Holdco LLC (“AC HoldCo”) and Zelegent HoldCo LLC (“Z HoldCo”) to the Predecessor’s stockholders, each of the holders of the Predecessor’s 2019 Convertible Notes were granted contingent warrants by AC HoldCo and Z HoldCo to purchase shares of Alphaeon Credit, Inc. (“Alphaeon Credit”) and Zelegent from AC HoldCo and Z HoldCo. The contingent warrants were exercisable at the option of the holders only prior to the Predecessor’s first underwritten public offering of common stock under the Securities Act, or upon an event of default under the 2019 Convertible Notes. The 2019 Convertible Notes were concurrently amended to provide the noteholders the option, prior to the notes’ conversion, to cancel a portion of the indebtedness represented by such noteholder’s 2019 Convertible Note and receive a number of shares of Alphaeon Credit and/or Zelegent from AC HoldCo and Z HoldCo having a market value equal to the value of such cancelled indebtedness, in lieu of automatic conversion of all of the applicable noteholder’s 2019 Convertible Note into shares of the Predecessor’s common stock. The amount of cancelled indebtedness that can be so applied in exercise of the contingent warrant was capped as the ratio of aggregate indebtedness held by the convertible note holder as a proportion of the value of Alphaeon Credit or Zelegent to the value of the Predecessor.

Additionally, on July 22, 2022, the 2019 debt was amended. The Dental Innovations note’s maturity date was extended from June 19, 2022 to December 29, 2023. The original note had a principal of $5.0 million. Upon the original maturity date, the total due was 175% of principal, which equals $8.7 million (which such amount included an additional amount of $3.7 million). Interest was increased from 0.0% to 15.79% on the total payable of $8.7 million from the original maturity date of June 19, 2022 to the new maturity date of December 29, 2023.

On July 22, 2022, the maturity dates for four of the $1.0 million convertible promissory notes were extended from November 1, 2022, December 12, 2022, December 12, 2022 and December 18, 2022, respectively, to December 29, 2023. Each of the four notes had a principal of $1.0 million. Upon the original maturity date, the total due on each of the four notes was 175% of principal, which equals $1.7 million (which such amount included an additional amount of $0.7 million). At the original maturity dates, the principal sum of $1.0 million was paid back to each of the note holders. The remaining $0.7 million was to be due at the extended maturity date of December 29, 2023. The interest rate was increased from 0.0% to 10.0% interest on the remaining $0.7 million from the original maturity date to the new maturity date.

The 2019 SCH Note’s maturity date was extended from December 18, 2022 to December 29, 2023. The original Note had a principal of $1.0 million. Upon the original maturity date, the total due was 175% of principal, which equals $1.7 million. The interest rate was increased from 0.0% to 15.79% on the total of $1.7 million from the original maturity date to the new maturity date.

In April 2023, the contingent warrants were amended to include the merger between AEON and Old AEON as a qualifying listing under the warrant agreement, which stated that the holders of the contingent warrants would exercise the warrants, and that the holders would receive 85% of the shares the holders would have been entitled to receive via the previous warrant agreement. The contingent warrants were exercised into Evolus shares held by A1 and Alphaeon Credit at the same time the convertible notes were converted to shares of the Company’s stock. The Company determined that the contingent warrants amendment modified the settlement provision in the 2019 Convertible Notes. The Company determined that the amendment should be accounted for as a debt extinguishment. Since the noteholders were both shareholders of Old AEON, Evolus and Alphaeon Credit, the debt extinguishment was accounted for as a capital transaction on the April 2023 modification date. As such, due to the warrant modification, the Predecessor recognized a $17.0 million reduction to the underlying fair value of the convertible notes and a corresponding increase of $17.0 million to additional paid in capital during the period from January 1, 2023 to July 21, 2023 (Predecessor), of which $5.2 million was attributable to 2019 Debt Financing contingent warrants.

During the periods from January 1, 2023 to July 21, 2023 (Predecessor) and the twelve months ended December 31, 2022, the Predecessor recognized $1.6 million and $1.7 million, respectively, of expense related to the increase in the fair value of the 2019 Convertible Notes. As of December 31, 2022 (Predecessor), the principal amount outstanding under the 2019 Convertible Notes was $6.0 million, with an estimated fair value of $16.2 million. The 2019 Convertible Notes were converted into shares of the Successor’s common stock at the Closing and were recorded “on the line” as part of the shares issued as consideration in the Merger (see Note 5 Forward Merger).

SCH Convertible Note

The Predecessor issued a convertible promissory note to SCH (the “SCH Convertible Note”). Prior to the Merger, the Predecessor’s payment and performance under the SCH Convertible Note were guaranteed by ABP Sub Inc. Pursuant to the terms of the SCH Convertible Note, the Predecessor was required to repay 175% of the principal amount to SCH on the third anniversary of its issuance. In the event of an underwritten public offering of the Predecessor’s common stock, the SCH Convertible Note would have automatically converted into a number of shares of the Predecessor’s common stock equal to 175% of the principal amount of the SCH Convertible Note, divided by the per share price at which shares were offered to the public in such offering.

Due to certain embedded features within the SCH Convertible Note, the Predecessor elected to account for the SCH Convertible Note and the embedded features at fair value at inception. Subsequent changes in fair value were recorded as a component of other (loss) income in the Predecessor’s consolidated statements of operations and comprehensive loss or as a component of other comprehensive income (loss) for changes to instrument-specific credit risk. As a result of electing the fair value option, any direct costs and fees related to the SCH Convertible Note were expensed as incurred.

Additionally, the 2020 Strathspey Crown note’s maturity date was extended from January 2, 2023 to December 29, 2023. The original note had a principal of $17.5 million. Upon the original maturity date, the total due was $30.6 million. The interest rate was increased from 0.0% to 15.79% on the total of $30.6 million from the original maturity date to the new maturity date.

During the periods from January 1, 2023 to July 21, 2023 (Predecessor) and the twelve months ended December 31, 2022, the Predecessor recognized $4.2 million and $2.1 million, respectively, of expense related to the increase in the fair value of the SCH Convertible Note. As of December 31, 2022, the principal amount outstanding under the SCH Convertible Note was $17.5 million, with an estimated fair value of $25.1 million.

In April 2023, the contingent warrants were amended to include the merger between AEON and Old AEON as a qualifying listing under the warrant agreement, which stated that the holders of the contingent warrants would exercise the warrants, and that the holders would receive 85% of the shares the holders would have been entitled to receive via the previous warrant agreement. The Company determined that the contingent warrants amendment modified the settlement provision in the 2019 Convertible Notes. The Company determined that the amendment should be accounted for as a debt extinguishment. Since Evolus and Alphaeon Credit are related parties of AEON, the debt extinguishment was accounted for as a capital transaction on the April 2023 modification date. As such, due to the warrant modification, the Predecessor recognized a $17.0 million reduction to the underlying fair value of the convertible notes and a corresponding increase of $17.0 million to additional paid in capital during the period from January 1, 2023 to July 21, 2023 (Predecessor), of which $11.8 million was attributable to SCH contingent warrants.

The SCH Convertible Note was converted into shares of the Successor’s common stock at the Closing and was recorded “on the line” as part of the shares issued as consideration in the Merger (see Note 5 Forward Merger).

A1 Convertible Notes

In December 2021, the Predecessor entered into an agreement with A1 (the “A1 Purchase Agreement”), pursuant to which the Predecessor could issue subordinated convertible promissory notes to A1 with an aggregate principal amount of up to $25.0 million. On December 8 and 15, 2021, the Predecessor issued two convertible notes (collectively, the “2021 A1 Convertible Notes”), each with a principal amount of $5.0 million, and totaling $10.0 million, that matured on the third anniversary of their issuance. The A1 Convertible Notes were unsecured and subordinated to the Predecessor’s other convertible notes.

The 2021 A1 Convertible Notes bore interest, compounded daily, at the lesser of 10% per annum or the maximum rate permissible by law. Interest was paid in-kind by adding the accrued amount thereof to the principal amount on a monthly basis on the last day of each calendar month for so long as any principal amount was outstanding (such paid in-kind interest, in the aggregate at any time, the “PIK Principal”).

Immediately prior to an initial public offering, all of the then outstanding principal amount and accrued and unpaid interest under the 2021 A1 Convertible Notes was to automatically convert into shares of the Predecessor’s common stock. The number of shares of common stock issuable upon conversion of the 2021 A1 Convertible Notes would have been equal to (i) the outstanding loan amount (including the PIK Interest) divided by (ii) the product of (a) the price per share of such common stock issued to the public in the initial public offering multiplied by (b) the applicable discount rate. The discount rate was to be determined for each note based on the number of days elapsed between the date the applicable note was executed and the date on which a conversion event was formally announced and was to be equal to (x) 10% if between zero and 90 days, (y) 15% if between 91 and 180 days, or (z) 20% if greater than 180 days.

Due to certain embedded features within the 2021 A1 Convertible Notes, the Predecessor elected to account for the 2021 A1 Convertible Notes and the embedded features at fair value at inception. Subsequent changes in fair value were recorded as a component of other (loss) income in the accompanying Predecessor’s consolidated statements of operations and comprehensive loss or as a component of other comprehensive income (loss) for changes to instrument-specific credit risk.

During the periods from January 1, 2023 to July 21, 2023 (Predecessor) and the year ended December 31, 2022, the Predecessor recognized $(3.0) million and $0.6 million, respectively, of (expense) income related to the (increase) decrease in the fair value of the 2021 A1 Convertible Notes. As of December 31, 2022, the principal amount outstanding under the 2021 A1 Convertible Notes was $10 million, with an estimated fair value of $8.7 million. The 2021 A1 Convertible Notes were converted into shares of the Successor’s common stock at the Closing.

During the year ended December 31, 2022, the Predecessor issued five additional tranches of subordinated convertible promissory notes to A1 on February 18, 2022, March 9, 2022, April 14, 2022, June 3, 2022 and July 1, 2022 (collectively, the “2022 A1 Convertible Notes”), the first four with a principal amount of $3.0 million each and the fifth issued July 1, 2022, for a principal amount of $2.5 million and totaling $14.5 million. The terms of the 2022 A1 Convertible Notes were similar to those of the 2021 A1 Convertible Notes. During the periods from January 1, 2023 to July 21, 2023 (Predecessor) and the year ended December 31, 2022, the Predecessor recognized $4.2 million and $1.0 million, respectively, of expense related to the increase in the fair value of the 2022 A1 Convertible Notes. As of December 31, 2022, the principal balance was $14.5 million, with an estimated fair value of $12.2 million. The 2022 A1 Convertible Notes were converted into shares of the Successor’s common stock at the Closing.

Additionally, on March 30, 2022, the Predecessor amended the 2021 A1 Convertible Notes and the convertible notes issued on February 18, 2022 and March 9, 2022 to remove the discount rate associated with the automatic conversion of any outstanding convertible notes into shares of common stock in connection with an initial public offering.

On March 6, 2023, the Predecessor entered into an agreement with A1, pursuant to which the Predecessor issued subordinated convertible promissory notes to A1 with an aggregate principal amount of $6.0 million (“March 2023 A1 Convertible Notes”) that matured on the earlier of (x) the date of the consummation of the Merger and (y) December 29, 2023. The March 2023 A1 Convertible Notes bore interest at 15.79%, based on simple interest daily, unless issued at least five days prior to maturity date. The March 2023 A1 Convertible Notes had similar terms to the 2021 A1 Convertible Notes and 2022 A1 Convertible Notes and were unsecured and subordinated to the Predecessor’s other convertible notes. During the period from January 1, 2023 to July 21, 2023 (Predecessor), the Predecessor recognized $10.1 million of expense related to the increase in the fair value of the March 2023 A1 Convertible Notes. The

March 2023 A1 Convertible Notes were converted into shares of the Successor’s common stock at the Closing and was recorded “on the line” as part of the shares issued as consideration in the Merger (see Note 5 Forward Merger).